Other Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Long-Term Financial Liabilities [Abstract]
Schedule of Other Long-Term Financial Liabilities
As at December 31,	2024	2023
Security deposits	$1,069	$1,189
Derivative liabilities (Note 24)	617,135	—
Satellite performance incentive payments	12,352	13,749
Other long-term financial liabilities	$630,556	$14,938

Schedule of Movements in Telesat Lightspeed Financing Warrants

The movements in Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
Issuance on November 15, 2024 (Note 22)	$509,118	$95,162	$604,280
Change in fair value	10,843	2,027	12,870
Impact of foreign exchange	(13)	(2)	(15)
Balance on December 31, 2024	$519,948	$97,187	$617,135